CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 56,951	$ 52,857	$ 169,086	$ 156,737	$ 201,534	$ 162,480	$ 115,718
Other comprehensive (loss) income:
Foreign currency translation adjustment	25,696	(36,305)	24,692	(22,209)	(12,012)	20,260	43,601
Defined benefit pension plans:
Pension liability adjustment (net of tax expense of $58, $48, $172, $173, and net of tax benefit of $178, tax expense of $301 and tax benefit of $172, respectively)	93	78	283	256	(388)	486	(278)
Unrealized gains on retained interests:
Unrealized gains on retained interests (net of tax benefit of $232, $626, $811, $1,408, and net of tax benefit of $1,739, and tax expense of $2,112 and 11,469, respectively)	(381)	(1,017)	(1,338)	(2,120)	(2,602)	3,407	20,141
Derivative financial instruments:
Losses reclassified to earnings (net of tax expense of $546, $1,958, $1,864, $5,635, and net of tax benefit of $8,110, $13,805 and $14,067 respectively)	1,124	2,020	3,519	8,855	9,326	20,711	19,526
Losses (gains) deferred (net of tax benefit (expense) of ($4), $3,908, $113, $6,955, and net of tax benefit $8,535, 10,459 and $4,644, respectively)	16	(6,538)	(247)	(12,063)	(11,250)	(15,848)	(6,032)
Other comprehensive (loss) income	26,548	(41,762)	26,909	(27,281)	(16,926)	29,016	76,958
COMPREHENSIVE INCOME	83,499	11,095	195,995	129,456	184,608	191,496	192,676
Less: comprehensive income attributable to noncontrolling interest	(474)	(295)	(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 83,025	$ 10,800	$ 194,769	$ 128,356	$ 183,120	$ 189,635	$ 190,234